Deposits, Prepayment and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2016	2017
	HK$	HK$

Prepaid insurance	272	1,184
Prepaid renovation/property, plant and equipment	1,603	25,241
Rental deposits / prepaid rent	1,536	1,535
Other receivables	1,422	5,614
	4,833	33,574